Consolidated Statements of Changes in Quotaholders' and Stockholders' Equity - EUR (€)	Corporate Capital [Member]	Additional Paid-in Capital [Member]	Common Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2018	€ 29,179	€ 19,202,381		€ (11,300,738)	€ 7,930,822
Shares, Outstanding, Beginning Balance at Dec. 31, 2018
Capital increase, net of issuance costs	6,870	14,761,332			14,768,202
Share -based compensation		749,512			749,512
Net loss				(4,597,723)	(4,597,723)
Balance at Dec. 31, 2019	36,049	34,713,225		(15,898,461)	18,850,813
Shares, Outstanding, Ending Balance at Dec. 31, 2019
Capital increase, net of issuance costs	1,007	1,431,309			1,432,316
Share -based compensation		460,194			460,194
Net loss				(5,592,014)	(5,592,014)
Balance at Dec. 31, 2020	37,056	36,604,728		(21,490,475)	15,151,309
Shares, Outstanding, Ending Balance at Dec. 31, 2020
Share -based compensation		497,104			497,104
Net loss				(5,529,332)	(5,529,332)
Capital increase from exercise of options on Quota B	715				715
Quota B repurchased	(172)				(172)
Corporate capital adjustment from Srl to SpA	(37,599)		37,599
Corporate capital adjustment from Srl to SPA share			11,279,700
Capital increase related to SpA		(12,401)	12,401
Capital increase related to SPA share			3,720,300
Conversion adjustment from Srl to SpA		(37,089,431)	37,089,431
Capital increase from IPO, net of issuance costs			28,741,559		28,741,559
Capital increase from IPO net issuance costs share			3,216,858
Balance at Dec. 31, 2021			€ 65,880,990	€ (27,019,807)	€ 38,861,183
Shares, Outstanding, Ending Balance at Dec. 31, 2021			18,216,858